UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2022

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return per class AAA Share of The Gabelli Asset Fund was (16.9)% compared with a total return of (20.0)% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund primarily seeks to provide growth of capital. The Fund’s secondary goal is to provide current income.

The Fund’s investment strategy is to primarily invest in common and preferred stocks. The Fund focuses on companies which appear underpriced relative to their private market value (PMV). PMV is the value the Fund’s investment adviser, Gabelli Funds, LLC, believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that are listed on a recognized securities exchange or similar market. The portfolio managers will invest in companies that, in the public market, are selling at a significant discount to the portfolio managers’ assessment of their PMV. The portfolio managers consider factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio managers also consider changes in economic and political outlooks as well as individual corporate developments.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

For the six months ended June 30, 2022, the Fund declined 16.85% while the S&P 500 Index declined 20%. Markets came under pressure as concerns about inflation, sparked by loose monetary and fiscal policies, supply chain issues, and oil and agricultural products shocks exacerbated by the war in Ukraine morphed into worries about an economic downturn triggered largely by central bank tightening meant to control inflation. Reflecting these higher rates, the P/E multiple on the S&P 500 compressed from 21x to 16x, though the earnings estimates underlying current multiples are likely to decline as economic weakness spreads. Energy was the strongest sector in the first half, though it too succumbed to heavy selling pressure in June. Cyclically sensitive sectors, including Technology, Consumer Discretionary, and Industrials, performed poorly while more resilient sectors such as Utilities, Staples, and Health Care were relatively strong.

The largest contributor to returns for the quarter was Swedish Match (2.7% of net assets as of June 30, 2022), which agreed to an acquisition by Philip Morris International (PM) for SEK 106 per share in cash. The deal marks the realization of our long-held thesis that a global cigarette firm would bolster their smokeless tobacco offerings via market leader ZYN, owned by Swedish Match. The deal is expected to close in late 2022. As would be expected, energy-oriented firms performed well. Among the Fund’s holdings were Chevron (0.6%), EOG Resources (0.5%), and ExxonMobil (0.3%). Pharmaceuticals firms, including Bristol-Myers Squibb (0.4%) and Merck & Co (0.3%), added ballast during a choppy environment.

After several strong years, Sony Corp. (2.2%) was the largest detractor from performance as competition in the video games arena is likely to increase after Microsoft announced a bid for game publisher Activision; Sony also faces headwinds across its consumer businesses and from semiconductor supply challenges. S&P Global (1.6%) identified a dearth of new bond issuance as causing a shortfall in expected earnings for the year. Finally, advertising-driven companies, including The Walt Disney Company (0.6%) and Warner Brothers Discovery (0.4%), were pressured while the late quarter swoon in commodities hit agricultural equipment manufacturers Deere & Co. (2.7%) and CNH Industrial (1.0%).

Thank you for your investment in The Gabelli Asset Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (3/3/86)
Class AAA (GABAX)	(16.85)%	(13.67)%	6.44%	9.09%	6.43%	11.09%
S&P 500 Index (b)	(19.96)	(10.62)	11.31	12.96	8.54	10.48
Class A (GATAX)	(16.85)	(13.66)	6.44	9.09	6.43	11.09
With sales charge (c)	(21.63)	(18.63)	5.19	8.45	6.01	10.91
Class C (GATCX)	(17.16)	(14.29)	5.65	8.28	5.64	10.67
With contingent deferred sales charge (d)	(17.98)	(15.15)	5.65	8.28	5.64	10.67
Class I (GABIX)	(16.76)	(13.45)	6.70	9.36	6.68	11.20

(a)	Returns would have been lower had Gabelli Funds, LLC (the Adviser) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of February 28, 1986.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated April 29, 2022, the expense ratios for Class AAA, A, C, and I are 1.33%, 1.33%, 2.08%, and 1.08%, respectively. See page 15 for the expense ratios for the six months ended June 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/22	06/30/22	Ratio	Period *
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$831.50	1.34%	$6.09
Class A	$1,000.00	$831.50	1.34%	$6.09
Class C	$1,000.00	$828.40	2.09%	$9.47
Class I	$1,000.00	$832.40	1.09%	$4.95
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.15	1.34%	$6.71
Class A	$1,000.00	$1,018.15	1.34%	$6.71
Class C	$1,000.00	$1,014.43	2.09%	$10.44
Class I	$1,000.00	$1,019.39	1.09%	$5.46

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

The Gabelli Asset Fund

Food and Beverage	14.2%
Equipment and Supplies	8.6%
Financial Services	8.6%
Consumer Products	5.7%
Health Care	5.7%
Diversified Industrial	5.6%
Machinery	5.5%
Entertainment	5.0%
Electronics	4.1%
Automotive: Parts and Accessories	3.3%
Metals and Mining	3.2%
Cable and Satellite	3.2%
Energy and Utilities	2.8%
Environmental Services	2.8%
Retail	2.6%
Business Services	2.5%
Broadcasting	1.8%
Publishing	1.7%
Computer Software and Services	1.6%
Telecommunications	1.3%
Specialty Chemicals	1.1%
Transportation	1.1%

Hotels and Gaming	1.0%
Consumer Services	0.9%
U.S. Government Obligations	0.9%
Real Estate	0.9%
Building and Construction	0.8%
Automotive	0.7%
Aerospace	0.6%
Agriculture	0.6%
Manufactured Housing and Recreational Vehicles	0.4%
Wireless Communications	0.3%
Aviation: Parts and Services	0.3%
Computer Hardware	0.2%
Communications Equipment	0.2%
Closed-End Funds	0.1%
Automobiles and Components	0.0%*
Airlines	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.8%
	Aerospace — 0.6%
49,000	Aerojet Rocketdyne Holdings Inc.†	$299,202	$1,989,400
9,500	HEICO Corp.	801,328	1,245,640
11,875	L3Harris Technologies Inc.	1,537,599	2,870,187
4,850	Lockheed Martin Corp.	143,318	2,085,306
5,800	Northrop Grumman Corp.	259,296	2,775,706
1,525	Raytheon Technologies Corp.	146,846	146,568
156,800	Rolls-Royce Holdings plc†	255,776	158,329
1,830	The Boeing Co.†	538,721	250,198
		3,982,086	11,521,334
	Agriculture — 0.6%
129,000	Archer-Daniels-Midland Co.	1,329,719	10,010,400
21,000	The Mosaic Co.	368,493	991,830
1,050	The Scotts Miracle-Gro Co.	132,225	82,940
		1,830,437	11,085,170
	Airlines — 0.0%
66	American Airlines Group Inc.†	1,193	837
	Automotive — 0.7%
5,000	Ferrari NV	189,262	917,400
55,100	General Motors Co.†	2,509,863	1,749,976
292,050	Iveco Group NV†	1,454,536	1,543,123
87,500	PACCAR Inc.	446,187	7,204,750
40,000	Traton SE	883,285	585,175
2,900	Volkswagen AG	115,571	528,492
		5,598,704	12,528,916
	Automotive: Parts and Accessories — 3.3%
2,500	Aptiv plc†	268,836	222,675
82,550	BorgWarner Inc.	338,455	2,754,694
78,814	Brembo SpA	150,814	765,638
445,700	Dana Inc.	5,190,100	6,270,999
91,600	Garrett Motion Inc.†	458,885	708,068
1,200	Gentherm Inc.†	93,583	74,892
250,000	Genuine Parts Co.	5,802,159	33,250,000
85,000	Modine Manufacturing Co.†	921,423	895,050
13,000	Monro Inc.	634,705	557,440
18,900	O'Reilly Automotive Inc.†	468,357	11,940,264
28,000	Standard Motor Products Inc.	228,943	1,259,720
		14,556,260	58,699,440
	Aviation: Parts and Services — 0.3%
20,000	Curtiss-Wright Corp.	61,251	2,641,200
78,000	Kaman Corp.	1,016,240	2,437,500
		1,077,491	5,078,700
			Market
Shares		Cost	Value
	Broadcasting — 1.8%
1,000	Cogeco Communications Inc.	$94,581	$67,643
17,400	Cogeco Inc.	330,961	922,584
37,400	Corus Entertainment Inc., Cl. B	59,794	103,224
29,750	Liberty Broadband Corp., Cl. A†	25,596	3,378,113
75,663	Liberty Broadband Corp., Cl. C†	62,407	8,749,669
32,350	Liberty Media Corp.- Liberty Formula One, Cl. A†	15,277	1,875,329
39,100	Liberty Media Corp.- Liberty Formula One, Cl. C†	17,754	2,481,677
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	20,644	1,802,000
233,147	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	1,526,218	8,404,949
17,000	Nexstar Media Group Inc., Cl. A	1,453,016	2,768,960
102,000	Sinclair Broadcast Group Inc., Cl. A	3,176,411	2,080,800
16,000	TBS Holdings Inc.	211,657	200,354
		6,994,316	32,835,302
	Building and Construction — 0.8%
62,950	Arcosa Inc.	288,156	2,922,769
35,200	Assa Abloy AB, Cl. B	599,135	747,717
52,500	Fortune Brands Home & Security Inc.	643,443	3,143,700
57,400	Herc Holdings Inc.	2,097,820	5,174,610
37,000	Johnson Controls International plc	652,941	1,771,560
20,000	KBR Inc.	651,855	967,800
		4,933,350	14,728,156
	Business Services — 2.5%
120,000	Clear Channel Outdoor Holdings Inc.†	109,326	128,400
20,000	Diebold Nixdorf Inc.†	153,568	45,400
20,900	Ecolab Inc.	198,413	3,213,584
12,850	Live Nation Entertainment Inc.†	111,088	1,061,153
35,000	Macquarie Infrastructure Holdings LLC	32,206	136,850
84,350	Mastercard Inc., Cl. A	328,965	26,610,738
122,000	The Interpublic Group of Companies Inc.	659,883	3,358,660
2,700	United Rentals Inc.†	265,018	655,857
20,000	Vectrus Inc.†	95,883	669,200
42,000	Visa Inc., Cl. A	462,000	8,269,380
		2,416,350	44,149,222

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Cable and Satellite — 3.2%
39,000	AMC Networks Inc., Cl. A†	$0	$1,135,680
2,150	Charter Communications Inc., Cl. A†	118,032	1,007,339
410,100	Comcast Corp., Cl. A	4,228,172	16,092,324
275,099	DISH Network Corp., Cl. A†	5,568,451	4,932,525
54,600	EchoStar Corp., Cl. A†	1,083,866	1,053,780
130,250	Liberty Global plc, Cl. A†	432,929	2,741,763
313,900	Liberty Global plc, Cl. C†	4,780,950	6,934,051
857	Liberty Latin America Ltd., Cl. A†	1,714	6,685
650	Liberty Latin America Ltd., Cl. C†	1,574	5,063
8,200	Naspers Ltd., Cl. N	321,035	1,193,411
7,250	Prosus NV	608,302	474,700
336,200	Rogers Communications Inc., Cl. B	1,476,091	16,103,980
160,000	Shaw Communications Inc., Cl. B	235,387	4,713,600
		18,856,503	56,394,901
	Communications Equipment — 0.2%
79,950	Corning Inc.	198,592	2,519,225
2,675	QUALCOMM Inc.	350,229	341,704
		548,821	2,860,929
	Computer Hardware — 0.2%
12,705	Apple Inc.	296,535	1,737,028
5,200	Dell Technologies Inc., Cl. C	138,311	240,292
8,250	Intel Corp.	470,939	308,632
5,400	International Business Machines Corp.	681,589	762,426
3,400	Western Digital Corp.†	141,323	152,422
		1,728,697	3,200,800
	Computer Software and Services — 1.6%
15,600	Activision Blizzard Inc.	1,103,987	1,214,616
625	Alphabet Inc., Cl. A†	949,147	1,362,038
6,100	Alphabet Inc., Cl. C†	3,850,568	13,343,445
15,000	Black Knight Inc.†	1,004,134	980,850
8,300	Cisco Systems Inc.	391,660	353,912
12,000	Fidelity National Information Services Inc.	173,798	1,100,040
23,000	Hewlett Packard Enterprise Co.	153,967	304,980
5,300	IonQ Inc.†	59,679	23,214
6,000	Meta Platforms Inc., Cl. A†	1,216,703	967,500
11,575	Microsoft Corp.	1,802,693	2,972,807
6,700	NortonLifeLock Inc.	140,378	147,132
4,400	Oracle Corp.	354,149	307,428
32,000	PAR Technology Corp.†	1,313,122	1,199,680
15,700	Rockwell Automation Inc.	335,183	3,129,167
			Market
Shares		Cost	Value
1,700	Salesforce Inc.†	$381,694	$280,568
1,975	SAP SE, ADR	270,909	179,172
1,000	Unity Software Inc.†	82,941	36,820
27,000	Vimeo Inc.†	15,494	162,540
2,701	VMware Inc., Cl. A	174,625	307,860
		13,774,831	28,373,769
	Consumer Products — 5.7%
25,000	Brunswick Corp.	600,779	1,634,500
10,700	Christian Dior SE	296,073	6,346,595
39,000	Church & Dwight Co. Inc.	59,882	3,613,740
420,100	Edgewell Personal Care Co.	9,605,635	14,501,852
110,950	Energizer Holdings Inc.	542,842	3,145,433
9,350	Essity AB, Cl. A	124,094	243,581
41,650	Essity AB, Cl. B	467,387	1,087,487
3,100	Givaudan SA	1,058,910	10,901,063
28,000	Harley-Davidson Inc.	70,525	886,480
1,800	Hasbro Inc.	152,657	147,384
1,900	Hermes International	659,145	2,124,509
3,500	National Presto Industries Inc.	97,930	229,740
31,025	Reckitt Benckiser Group plc	942,203	2,330,207
60,000	Sally Beauty Holdings Inc.†	434,670	715,200
9,300	Svenska Cellulosa AB SCA, Cl. A	32,783	138,367
36,800	Svenska Cellulosa AB SCA, Cl. B	103,096	549,675
4,810,000	Swedish Match AB	4,930,910	48,994,550
2,400	Sysco Corp.	175,931	203,304
3,700	The Estee Lauder Companies Inc., Cl. A	160,216	942,279
15,700	The Procter & Gamble Co.	421,591	2,257,503
31,000	Wolverine World Wide Inc.	144,167	624,960
		21,081,426	101,618,409
	Consumer Services — 0.9%
3,750	Allegion plc	37,744	367,125
9,000	Blink Charging Co.†	317,719	148,770
1,200	FedEx Corp.	180,983	272,052
45,600	IAC/InterActiveCorp.†	778,804	3,464,232
90,000	Liberty TripAdvisor Holdings Inc., Cl. A†	362,283	68,094
70,000	Rentokil Initial plc	487,860	404,411
206,500	Rollins Inc.	185,083	7,210,980
100,000	Terminix Global Holdings Inc.†	3,960,119	4,065,000
5,000	Uber Technologies Inc.†	213,485	102,300
1,250	United Parcel Service Inc., Cl. B	238,561	228,175
73,100	Vroom Inc.†	352,569	91,375
		7,115,210	16,422,514

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 5.6%
9,700	ABB Ltd., ADR	$223,571	$259,281
450	Acuity Brands Inc.	5,311	69,318
1,450	Agilent Technologies Inc.	123,148	172,216
200,000	Ardagh Metal Packaging SA	2,071,260	1,220,000
70,592	Avantor Inc.†	1,749,830	2,195,411
300,000	Bollore SE	1,722,989	1,389,582
37,000	ChargePoint Holdings Inc.†	858,921	506,530
214,550	Crane Holdings Co.	2,679,408	18,785,998
93,550	Eaton Corp. plc	3,457,547	11,786,365
5,250	Emerson Electric Co.	500,466	417,585
9,500	EnPro Industries Inc.	551,141	778,335
1,466	Esab Corp.	51,621	64,138
1,875	General Electric Co.	175,770	119,381
127,150	Greif Inc., Cl. A	2,717,408	7,931,617
66,500	Honeywell International Inc.	1,553,650	11,558,365
3,000	Hyster-Yale Materials Handling Inc.	109,724	96,660
19,706	Ingersoll Rand Inc.	71,556	829,228
186,925	ITT Inc.	1,188,680	12,568,837
15,000	Jardine Matheson Holdings Ltd.	739,446	788,400
25,000	Li-Cycle Holdings Corp.†	237,175	172,000
238,150	Myers Industries Inc.	1,444,824	5,413,149
21,500	nVent Electric plc	229,115	673,595
7,000	Park-Ohio Holdings Corp.	180,027	111,020
28,000	Pentair plc	655,751	1,281,560
9,350	Sulzer AG	571,027	580,794
166,000	Textron Inc.	1,742,703	10,137,620
263,000	Toray Industries Inc.	1,833,531	1,475,498
21,300	Trane Technologies plc	235,355	2,766,231
203,500	Trinity Industries Inc.	623,759	4,928,770
14,000	Vantage Towers AG	408,497	390,257
3,000	Waters Corp.†	221,780	992,940
		28,934,991	100,460,681
	Electronics — 4.1%
160,750	Flex Ltd.†	2,924,159	2,326,052
10,500	Kyocera Corp., ADR	282,635	561,960
1,400	Mettler-Toledo International Inc.†	197,041	1,608,278
285,000	Mirion Technologies Inc.†	2,879,249	1,641,600
273,000	Resideo Technologies Inc.†	2,253,230	5,301,660
2,100	Samsung Electronics Co. Ltd., GDR	383,540	2,291,100
488,750	Sony Group Corp., ADR	9,005,893	39,965,088
31,400	TE Connectivity Ltd.	747,337	3,552,910
82,150	Texas Instruments Inc.	1,854,147	12,622,348
5,000	Thermo Fisher Scientific Inc.	999,671	2,716,400
		21,526,902	72,587,396
			Market
Shares		Cost	Value
	Energy and Utilities — 2.8%
5,500	APA Corp.	$179,479	$191,950
54,250	BP plc, ADR	956,813	1,537,987
73,250	Chevron Corp.	2,291,850	10,605,135
20,500	ConocoPhillips	1,702,625	1,841,105
85,000	Devon Energy Corp.	988,539	4,684,350
6,000	Dril-Quip Inc.†	213,178	154,800
27,000	Enbridge Inc.	621,220	1,141,020
75,500	EOG Resources Inc.	172,886	8,338,220
72,000	Exxon Mobil Corp.	4,141,328	6,166,080
100,000	Halliburton Co.	2,790,344	3,136,000
59,000	Kinder Morgan Inc.	984,235	988,840
58,500	National Fuel Gas Co.	2,686,971	3,863,925
160,000	Oceaneering International Inc.†	2,170,853	1,708,800
160,000	PG&E Corp.†	1,619,069	1,596,800
5,600	Shell plc, ADR	238,038	292,824
27,500	Southwest Gas Holdings Inc.	474,755	2,394,700
91,100	The AES Corp.	252,347	1,914,011
52	Weatherford International PLC.†	39,077	1,101
		22,523,607	50,557,648
	Entertainment — 5.0%
156,375	Fox Corp., Cl. A	6,480,555	5,029,020
20,000	Fox Corp., Cl. B	585,902	594,000
834,400	Grupo Televisa SAB, ADR	7,222,124	6,825,392
80,000	IMAX Corp.†	1,454,814	1,351,200
113,800	Liberty Media Corp.- Liberty Braves, Cl. A†	2,596,083	2,862,070
214,650	Liberty Media Corp.- Liberty Braves, Cl. C†	4,059,596	5,151,600
176,525	Madison Square Garden Entertainment Corp.†	817,801	9,288,745
129,533	Madison Square Garden Sports Corp.†	1,629,318	19,559,483
500	Netflix Inc.†	105,372	87,435
368,716	Paramount Global, Cl. A	5,620,538	10,051,198
160,000	Paramount Global, Cl. B	5,002,648	3,948,800
116,870	The Walt Disney Co.†	945,270	11,032,528
20,000	Universal Music Group NV	488,835	401,030
485,000	Vivendi SE	6,131,857	4,928,048
596,150	Warner Bros Discovery Inc.†	2,393,539	8,000,333
		45,534,252	89,110,882
	Environmental Services — 2.8%
257,850	Republic Services Inc.	1,852,736	33,744,830
20,000	Stericycle Inc.†	1,268,535	877,000
80,000	Waste Connections Inc.	3,023,864	9,916,800

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Environmental Services (Continued)
31,200	Waste Management Inc.	$437,126	$4,772,976
		6,582,261	49,311,606
	Equipment and Supplies — 8.6%
825	3M Co.	151,712	106,763
465,250	AMETEK Inc.	695,665	51,126,322
22,000	Amphenol Corp., Cl. A	21,214	1,416,360
16,350	AZZ Inc.	692,116	667,407
40,000	CIRCOR International Inc.†	329,195	655,600
74,650	Crown Holdings Inc.	336,545	6,880,491
142,050	CTS Corp.	737,466	4,836,802
5,175	Danaher Corp.	153,598	1,311,966
10,000	Distribution Solutions Group Inc.†	138,376	513,900
361,150	Donaldson Co. Inc.	529,117	17,385,761
389,150	Flowserve Corp.	1,718,686	11,141,365
86,000	Graco Inc.	1,322,503	5,109,260
10,000	Hubbell Inc.	1,331,350	1,785,800
99,000	IDEX Corp.	362,755	17,981,370
40,650	Interpump Group SpA	159,758	1,549,758
121,000	Mueller Industries Inc.	3,224,591	6,448,090
101,000	Sealed Air Corp.	1,946,537	5,829,720
21,700	The Manitowoc Co. Inc.†	46,763	228,501
47,150	The Timken Co.	1,749,500	2,501,307
16,500	The Toro Co.	283,937	1,250,535
69,500	The Weir Group plc	292,448	1,153,130
20,250	Valmont Industries Inc.	158,866	4,548,758
79,275	Watts Water Technologies Inc., Cl. A	797,702	9,738,141
		17,180,400	154,167,107
	Financial Services — 8.6%
4,360	Alleghany Corp.†	618,504	3,632,316
45,650	AllianceBernstein Holding LP	0	1,898,127
161,650	American Express Co.	2,022,432	22,407,923
1,700	Ameriprise Financial Inc.	53,563	404,056
20,000	Argo Group International Holdings Ltd.	394,314	737,200
81,400	Bank of America Corp.	3,066,822	2,533,982
90	Berkshire Hathaway Inc., Cl. A†	272,273	36,805,500
81,650	Blackstone Inc.	1,199,364	7,448,930
21,800	Citigroup Inc.	614,993	1,002,582
52,000	GAM Holding AG†	215,524	43,031
42,500	Interactive Brokers Group Inc., Cl. A	688,280	2,337,925
2,400	Intercontinental Exchange Inc.	313,740	225,696
32,000	Jefferies Financial Group Inc.	292,834	883,840
			Market
Shares		Cost	Value
80,700	JPMorgan Chase & Co.	$2,718,955	$9,087,627
30,500	Kinnevik AB, Cl. A†	343,896	503,874
40,000	Kinnevik AB, Cl. B†	429,549	644,395
83,150	KKR & Co. Inc.	595,658	3,849,013
1,500	LendingTree Inc.†	11,892	65,730
91,500	Loews Corp.	5,070,026	5,422,290
6,450	M&T Bank Corp.	258,217	1,028,065
31,000	Marsh & McLennan Companies Inc.	803,668	4,812,750
17,150	PayPal Holdings Inc.†	541,695	1,197,756
12,500	Popular Inc.	184,332	961,625
50,000	Post Holdings Partnering Corp.†	500,000	488,500
20,000	PROG Holdings Inc.†	17,401	330,000
132,800	State Street Corp.	3,376,242	8,187,120
9,750	T. Rowe Price Group Inc.	136,841	1,107,698
382,400	The Bank of New York Mellon Corp.	9,839,901	15,949,904
25,175	The Goldman Sachs Group Inc.	4,062,562	7,477,478
20,000	The Hartford Financial Services Group Inc.	613,540	1,308,600
25,700	The PNC Financial Services Group Inc.	1,011,209	4,054,689
9,000	Value Line Inc.	122,382	594,450
167,750	Wells Fargo & Co.	4,849,684	6,570,768
		45,240,293	154,003,440
	Food and Beverage — 14.2%
58,709	BellRing Brands Inc.†	71,864	1,461,267
698,200	Brown-Forman Corp., Cl. A	3,050,254	47,226,248
85,450	Brown-Forman Corp., Cl. B	335,153	5,995,172
22,000	Campbell Soup Co.	581,589	1,057,100
771,150	China Mengniu Dairy Co. Ltd.	1,139,205	3,847,495
32,150	Chr. Hansen Holding A/S	1,347,652	2,340,060
23,400	Coca-Cola Europacific Partners plc	457,809	1,207,674
15,400	Coca-Cola HBC AG	215,080	341,560
133,000	Conagra Brands Inc.	3,149,681	4,553,920
20,900	Constellation Brands Inc., Cl. A	426,570	4,870,954
35,000	Crimson Wine Group Ltd.†	268,247	249,900
92,300	Danone SA	3,293,447	5,151,615
30,000	Davide Campari-Milano NV	45,592	315,485
189,245	Diageo plc, ADR	6,567,474	32,951,339
95,084	Farmer Brothers Co.†	722,824	445,944
241,000	Flowers Foods Inc.	488,238	6,343,120
32,000	Fomento Economico Mexicano SAB de CV, ADR	1,101,714	2,159,680
78,950	General Mills Inc.	1,185,636	5,956,778

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,566,300	Grupo Bimbo SAB de CV, Cl. A	$629,032	$5,118,057
10,000	Heineken Holding NV	407,450	727,801
74,150	Heineken NV	3,255,387	6,760,378
19,350	Heineken NV, ADR	465,264	883,908
129,050	ITO EN Ltd.	2,711,230	5,782,901
7,000	John Bean Technologies Corp.	106,661	772,940
20,000	Kellogg Co.	522,250	1,426,800
58,700	Kerry Group plc, Cl. A	686,542	5,662,425
164,700	Kikkoman Corp.	1,719,192	8,739,977
15,000	Lamb Weston Holdings Inc.	1,033,335	1,071,900
18,300	LVMH Moet Hennessy Louis Vuitton SE	644,380	11,155,543
55,000	Maple Leaf Foods Inc.	971,833	1,081,456
18,500	MEIJI Holdings Co. Ltd.	387,565	908,093
160,000	Mondelēz International Inc., Cl. A	2,913,499	9,934,400
44,000	Morinaga Milk Industry Co. Ltd.	794,833	1,576,061
22,000	National Beverage Corp.	1,054,392	1,076,680
40,000	Nestlé SA	2,235,885	4,669,355
95,800	Nissin Foods Holdings Co. Ltd.	3,178,243	6,615,905
41,083	Nomad Foods Ltd.†	1,072,649	821,249
54,950	PepsiCo Inc.	1,792,941	9,157,967
50,600	Pernod Ricard SA	4,160,055	9,295,505
72,400	Post Holdings Inc.†	519,365	5,962,140
70,100	Remy Cointreau SA	3,948,920	12,245,998
16,450	Suntory Beverage & Food Ltd.	524,300	621,967
21,100	The Coca-Cola Co.	501,148	1,327,401
39,150	The Hain Celestial Group Inc.†	1,461,597	929,421
20,600	The J.M. Smucker Co.	690,558	2,637,006
22,150	The Kraft Heinz Co.	798,178	844,801
220,000	Tingyi (Cayman Islands) Holding Corp.	496,395	376,816
28,014	Tootsie Roll Industries Inc.	202,983	990,295
125,350	Yakult Honsha Co. Ltd.	2,915,279	7,233,863
		67,249,370	252,884,320
	Health Care — 5.7%
10,000	Abbott Laboratories	546,296	1,086,500
25,600	AbbVie Inc.	2,315,870	3,920,896
24,500	AmerisourceBergen Corp.	1,264,319	3,466,260
28,500	Amgen Inc.	130,815	6,934,050
10,000	AstraZeneca plc, ADR	512,604	660,700
65,000	Aurinia Pharmaceuticals Inc.†	892,853	653,250
			Market
Shares		Cost	Value
5,000	Bausch + Lomb Corp.†	$80,948	$76,200
85,000	Bausch Health Cos. Inc.†	1,333,271	710,600
41,100	Baxter International Inc.	1,440,785	2,639,853
8,300	Biogen Inc.†	286,225	1,692,702
750	BioMarin Pharmaceutical Inc.†	57,398	62,152
6,100	Bio-Rad Laboratories Inc., Cl. A†	1,056,666	3,019,500
92,350	Bristol-Myers Squibb Co.	2,353,026	7,110,950
18,000	Catalent Inc.†	1,790,218	1,931,220
2,500	Charles River Laboratories International Inc.†	691,745	534,925
8,625	Chemed Corp.	785,937	4,048,489
13,000	Cigna Corp.	1,383,008	3,425,760
8,900	CONMED Corp.	169,822	852,264
10,000	Covetrus Inc.†	68,266	207,500
15,000	DaVita Inc.†	860,715	1,199,400
106,400	Demant A/S†	987,910	3,992,127
25,000	DENTSPLY SIRONA Inc.	1,239,687	893,250
4,000	Elevance Health Inc.	1,097,882	1,930,320
80,000	Evolent Health Inc., Cl. A†	926,595	2,456,800
1,850	Galapagos NV, ADR†	102,408	103,230
5,000	Gerresheimer AG	319,189	324,865
4,700	GSK plc, ADR	177,714	204,591
16,920	HCA Healthcare Inc.	1,267,302	2,843,575
90,336	Henry Schein Inc.†	2,712,444	6,932,385
2,500	ICU Medical Inc.†	487,145	410,975
850	Illumina Inc.†	265,637	156,706
27,000	Indivior plc†	16,699	101,625
20,000	Integer Holdings Corp.†	1,210,521	1,413,200
22,625	Johnson & Johnson	1,378,940	4,016,164
12,125	Laboratory Corp. of America Holdings	2,060,571	2,841,615
4,000	McKesson Corp.	357,873	1,304,840
24,600	Medtronic plc	1,866,897	2,207,850
57,875	Merck & Co. Inc.	1,364,089	5,276,464
25,000	Natus Medical Inc.†	817,415	819,250
90,000	Option Care Health Inc.†	725,035	2,501,100
15,000	Orthofix Medical Inc.†	458,338	353,100
22,500	Perrigo Co. plc	1,001,904	912,825
25,000	PetIQ Inc.†	633,644	419,750
24,850	Pfizer Inc.	1,104,806	1,302,885
14,000	QuidelOrtho Corp.†	169,394	1,360,520
350	Regeneron Pharmaceuticals Inc.†	38,211	206,895
40,000	Roche Holding AG, ADR	734,498	1,668,400
4,800	Silk Road Medical Inc.†	226,714	174,672
6,900	Stryker Corp.	321,481	1,372,617
35,500	Tenet Healthcare Corp.†	1,327,547	1,865,880
3,000	The Cooper Companies Inc.	705,990	939,360
1,360	UnitedHealth Group Inc.	77,624	698,537

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
4,900	Vertex Pharmaceuticals Inc.†	$1,154,326	$1,380,771
21,150	Zimmer Biomet Holdings Inc.	1,483,821	2,222,019
2,015	Zimvie Inc.†	34,429	32,260
7,000	Zoetis Inc.	304,922	1,203,230
		47,180,389	101,077,824

	Hotels and Gaming — 1.0%
10,500	Accor SA†	279,668	284,220
6,200	Churchill Downs Inc.	62,673	1,187,486
327,100	Genting Singapore Ltd.	251,551	169,518
11,200	Hyatt Hotels Corp., Cl. A†	361,508	827,792
1,100	Las Vegas Sands Corp.†	993	36,949
3,354,100	Mandarin Oriental International Ltd.†	5,262,208	6,339,249
164,800	MGM Resorts International	1,569,908	4,770,960
10,000	Red Rock Resorts Inc., Cl. A	144,433	333,600
19,100	Ryman Hospitality Properties Inc., REIT†	234,882	1,452,173
1,353,350	The Hongkong & Shanghai Hotels Ltd.†	1,574,640	1,245,245
19,000	Universal Entertainment Corp.†	96,850	203,751
3,250	Wyndham Hotels & Resorts Inc.	41,477	213,590
6,550	Wynn Resorts Ltd.†	320,838	373,219
		10,201,629	17,437,752
	Machinery — 5.5%
104,950	Caterpillar Inc.	685,525	18,760,862
1,503,150	CNH Industrial NV	10,549,776	17,421,508
86,550	CNH Industrial NV, Borsa ltaliana	600,724	999,515
158,120	Deere & Co.	1,344,681	47,352,196
14,300	Mueller Water Products Inc., Cl. A	51,803	167,739
171,375	Xylem Inc.	1,309,891	13,398,098
		14,542,400	98,099,918
	Manufactured Housing and Recreational Vehicles — 0.4%
28,000	Cavco Industries Inc.†	526,630	5,487,720
825	Nobility Homes Inc.	4,606	23,100
26,000	Skyline Champion Corp.†	126,937	1,232,920
		658,173	6,743,740
	Metals and Mining — 3.2%
48,350	Agnico Eagle Mines Ltd.	1,522,600	2,212,496
147,400	Barrick Gold Corp.	1,374,347	2,607,506
70,100	Franco-Nevada Corp.	2,369,525	9,223,758
104,550	Freeport-McMoRan Inc.	1,077,265	3,059,133
28,000	Kinross Gold Corp.	114,918	100,240
			Market
Shares		Cost	Value
15,000	MP Materials Corp.†	$202,910	$481,200
446,200	Newmont Corp.	7,975,312	26,624,754
103,000	Royal Gold Inc.	4,359,376	10,998,340
75,750	Wheaton Precious Metals Corp.	1,429,879	2,729,273
		20,426,132	58,036,700
	Publishing — 1.7%
98,000	News Corp., Cl. A	482,233	1,526,840
82,800	S&P Global Inc.	1,757,617	27,908,568
118,050	The E.W. Scripps Co., Cl. A†	1,003,976	1,472,083
		3,243,826	30,907,491
	Real Estate — 0.9%
23,100	Brookfield Asset Management Inc., Cl. A	265,898	1,027,257
8,500	Host Hotels & Resorts Inc., REIT	169,560	133,280
103,914	Indus Realty Trust Inc., REIT	1,438,581	6,168,335
190,500	The St. Joe Co.	1,383,967	7,536,180
41,000	Weyerhaeuser Co., REIT	822,874	1,357,920
		4,080,880	16,222,972
	Retail — 2.5%
8,800	Advance Auto Parts Inc.	1,217,847	1,523,192
72,000	AutoNation Inc.†	1,155,405	8,046,720
700	AutoZone Inc.†	692,314	1,504,384
20,000	CarMax Inc.†	1,620,477	1,809,600
29,140	Costco Wholesale Corp.	1,399,601	13,966,219
113,050	CVS Health Corp.	3,612,651	10,475,213
800	Dollar Tree Inc.†	73,958	124,680
20,000	EVgo Inc.†	232,555	120,200
900	Lowe's Companies Inc.	88,862	157,203
1,375	NIKE Inc., Cl. B	144,193	140,525
80,000	Qurate Retail Inc., Cl. A	193,684	229,600
10,000	Rush Enterprises Inc., Cl. B	151,639	496,100
3,150	Starbucks Corp	309,876	240,628
4,050	The Home Depot Inc.	125,378	1,110,794
98,950	The Kroger Co.	296,794	4,683,304
12,000	Walgreens Boots Alliance Inc.	525,493	454,800
2,625	Walmart Inc.	352,230	319,148
7,832	Zalando SE†	278,799	204,860
		12,471,756	45,607,170
	Specialty Chemicals — 1.1%
1,650	Air Products and Chemicals Inc.	456,729	396,792
166,000	DuPont de Nemours Inc.	8,228,213	9,226,280
1,675	Eastman Chemical Co.	205,671	150,365
50,000	H.B. Fuller Co.	373,462	3,010,500
35,300	International Flavors & Fragrances Inc.	2,147,367	4,204,936

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
32,200	Sensient Technologies Corp.	$519,074	$2,594,032
		11,930,516	19,582,905
	Telecommunications — 1.3%
6,200	AT&T Inc.	166,482	129,952
158,250	Deutsche Telekom AG, ADR	2,381,236	3,152,340
14,000	Hellenic Telecommunications Organization SA	82,085	243,103
23,400	Hellenic Telecommunications Organization SA, ADR	93,977	212,706
5,600	Orange SA, ADR	59,112	65,912
10,350	SoftBank Group Corp., ADR	224,131	199,548
2,588,200	Telecom Italia SpA†	1,374,085	677,262
92,300	Telecom Italia SpA, ADR	640,460	239,057
37,400	Telefonica Brasil SA, ADR	328,172	338,844
278,300	Telefonica SA, ADR	1,423,803	1,427,679
752,500	Telephone and Data Systems Inc.	14,901,308	11,881,975
124,000	Telesat Corp., New York†	4,182,086	1,385,080
18,700	TIM SA, ADR	136,557	227,205
120,000	VEON Ltd., ADR†	279,192	55,200
47,650	Verizon Communications Inc.	1,303,220	2,418,238
		27,575,906	22,654,101
	Transportation — 1.1%
2,250	Canadian National Railway Co.	244,750	253,057
10,000	Canadian Pacific Railway Ltd.	6,337	698,400
193,050	GATX Corp.	4,224,544	18,177,588
		4,475,631	19,129,045
	Wireless Communications — 0.3%
96,750	America Movil SAB de CV, Cl. L, ADR	292,338	1,976,603
215,000	Operadora De Sites Mexicanos SAB de CV	257,222	248,683
22,635	T-Mobile US Inc.†	1,084,503	3,045,313
34,000	United States Cellular Corp.†	1,268,826	984,640
		2,902,889	6,255,239
	TOTAL COMMON STOCKS	518,957,878	1,764,336,336

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	0	10,100
10,700	Royce Global Value Trust Inc.	93,090	95,444
			Market
Shares		Cost	Value
81,700	Royce Value Trust Inc	$992,514	$1,141,349
		1,085,604	1,246,893
	TOTAL CLOSED-END FUNDS	1,085,604	1,246,893

	PREFERRED STOCKS — 0.1%
	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,518	2,605

	Retail — 0.1%
14,000	Qurate Retail Inc., 8.000%, 03/15/31	767,260	818,300

	TOTAL PREFERRED STOCKS	769,778	820,905

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Automobiles and Components — 0.0%
94,569	Garrett Motion Inc., Ser. A, 11.000%	496,487	777,357

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,694	Weatherford International plc, expire 12/13/23†	0	610

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$16,270,000	U.S. Treasury Bills, 0.834% to 1.683%††, 08/04/22 to 09/29/22	16,234,778	16,228,847

	TOTAL INVESTMENTS — 99.9%	$537,544,525	1,783,410,948
	Other Assets and Liabilities (Net) — 0.1%		2,379,386
	NET ASSETS — 100.0%		$1,785,790,334

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $537,544,525)	$1,783,410,948
Cash	19,124
Foreign currency, at value (cost $72,418)	72,209
Receivable for investments sold	3,232,663
Receivable for Fund shares sold	35,016
Dividends and interest receivable	2,271,592
Prepaid expenses	62,279
Total Assets	1,789,103,831
Liabilities:
Payable for investments purchased	605,361
Payable for Fund shares redeemed	540,792
Payable for investment advisory fees	1,525,435
Payable for distribution fees	280,152
Payable for accounting fees	7,500
Other accrued expenses	354,257
Total Liabilities	3,313,497
Net Assets
(applicable to 36,731,024 shares outstanding)	$1,785,790,334
Net Assets Consist of:
Paid-in capital	$436,873,535
Total distributable earnings	1,348,916,799
Net Assets	$1,785,790,334
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,249,483,557 ÷ 25,659,402 shares outstanding)	$48.69
Class A:
Net Asset Value and redemption price per share ($33,159,135 ÷ 691,960 shares outstanding)	$47.92
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$50.84
Class C:
Net Asset Value and offering price per share ($6,940,493 ÷ 165,976 shares outstanding)	$41.82	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($496,207,149 ÷ 10,213,686 shares outstanding)	$48.58

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $444,609)	$15,504,743
Interest	33,678
Total Investment Income	15,538,421
Expenses:
Investment advisory fees	10,135,067
Distribution fees - Class AAA	1,781,519
Distribution fees - Class A	48,959
Distribution fees - Class C	42,828
Shareholder services fees	450,481
Custodian fees	146,507
Shareholder communications expenses	102,376
Trustees' fees	80,638
Registration expenses	37,041
Legal and audit fees	32,426
Accounting fees	22,500
Interest expense	6,966
Miscellaneous expenses	64,483
Total Expenses	12,951,791
Less:
Expenses paid indirectly by broker (See Note 6)	(14,518)
Net Expenses	12,937,273
Net Investment Income	2,601,148
Net Realized and Unrealized Gain/(Loss) on Investments, and Foreign Currency:
Net realized gain on investments	113,518,033
Net realized loss on foreign currency transactions	(31,665)
A
Net realized gain on investments, and foreign currency transactions	113,486,368
Net change in unrealized appreciation/depreciation:
on investments	(484,170,324)
on foreign currency translations	(40,279)
A
Net change in unrealized appreciation/depreciation on investments, and foreign currency translations	(484,210,603)
Net Realized and Unrealized Gain/(Loss) on Investments, and Foreign Currency	(370,724,235)
Net Decrease in Net Assets Resulting from Operations	$(368,123,087)

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$2,601,148	$4,265,930
Net realized gain on investments, and foreign currency transactions	113,486,368	208,681,342
Net change in unrealized appreciation/depreciation on investments, and foreign currency translations	(484,210,603)	170,973,206
Net Increase/(Decrease) in Net Assets Resulting from Operations	(368,123,087)	383,920,478

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(142,836,778)
Class A	—	(3,996,047)
Class C	—	(1,080,786)
Class I	—	(56,099,797)
Total Distributions to Shareholders	—	(204,013,408)

Shares of Beneficial Interest Transactions:
Class AAA	(76,123,555)	(93,863,608)
Class A	(3,418,782)	3,946,720
Class C	(2,214,116)	(11,922,489)
Class I	(6,498,657)	75,087,668
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(88,255,110)	(26,751,709)
Redemption Fees	373	395
Net Increase/(Decrease) in Net Assets	(456,377,824)	153,155,756
Net Assets:
Beginning of year	2,242,168,158	2,089,012,402
End of period	$1,785,790,334	$2,242,168,158

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments		Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2022(e)	$58.56	$0.05	$(9.92)	$(9.87)	$(0.00	)(b)	$(0.00	)(b)	$(0.00	)(b)	$0.00	$48.69	(16.85)%	$1,249,484	0.19	%(f)	1.34	%(f)	3%
2021	54.05	0.08	10.15	10.23	(0.19)		(5.53)		(5.72)		0.00	58.56	18.93	1,584,831	0.13		1.33		5
2020	55.02	0.13	5.99	6.12	(0.17)		(6.92)		(7.09)		0.00	54.05	11.23	1,544,305	0.25		1.36		4
2019	49.44	0.22	10.88	11.10	(0.23)		(5.29)		(5.52)		0.00	55.02	22.43	1,674,315	0.40		1.36		4
2018	58.97	0.19	(4.77)	(4.58)	(0.17)		(4.78)		(4.95)		0.00	49.44	(7.69)	1,566,040	0.32		1.35		2
2017	53.33	0.09	10.67	10.76	(0.09)		(5.03)		(5.12)		0.00	58.97	20.16	1,973,845	0.15		1.35		2
Class A
2022(e)	$57.63	$0.05	$(9.76)	$(9.71)	$—		$—		$—		$0.00	$47.92	(16.85)%	$33,159	0.19	%(f)	1.34	%(f)	3%
2021	53.28	0.08	10.01	10.09	(0.21)		(5.53)		(5.74)		0.00	57.63	18.93	43,714	0.14		1.33		5
2020	54.33	0.13	5.91	6.04	(0.17)		(6.92)		(7.09)		0.00	53.28	11.23	36,656	0.25		1.36		4
2019	48.88	0.22	10.76	10.98	(0.24)		(5.29)		(5.53)		0.00	54.33	22.45	38,598	0.41		1.36		4
2018	58.36	0.19	(4.72)	(4.53)	(0.17)		(4.78)		(4.95)		0.00	48.88	(7.69)	29,477	0.32		1.35		2
2017	52.80	0.09	10.57	10.66	(0.07)		(5.03)		(5.10)		0.00	58.36	20.18	39,598	0.15		1.35		2
Class C
2022(e)	$50.48	$(0.13)	$(8.53)	$(8.66)	$—		$—		$—		$0.00	$41.82	(17.16)%	$6,940	(0.56	)%(f)	2.09	%(f)	3%
2021	47.45	(0.30)	8.86	8.56	—		(5.53)		(5.53)		0.00	50.48	18.04	10,721	(0.57)		2.08		5
2020	49.30	(0.23)	5.30	5.07	—		(6.92)		(6.92)		0.00	47.45	10.41	20,863	(0.50)		2.11		4
2019	44.91	(0.19)	9.87	9.68	—		(5.29)		(5.29)		0.00	49.30	21.53	32,334	(0.37)		2.11		4
2018	54.28	(0.23)	(4.36)	(4.59)	—		(4.78)		(4.78)		0.00	44.91	(8.38)	40,549	(0.43)		2.10		2
2017	49.72	(0.32)	9.91	9.59	—		(5.03)		(5.03)		0.00	54.28	19.27	63,821	(0.59)		2.10		2
Class I
2022(e)	$58.36	$0.12	$(9.90)	$(9.78)	$—		$—		$—		$0.00	$48.58	(16.76)%	$496,207	0.44	%(f)	1.09	%(f)	3%
2021	53.88	0.23	10.14	10.37	(0.36)		(5.53)		(5.89)		0.00	58.36	19.24	602,902	0.38		1.08		5
2020	54.86	0.26	5.98	6.24	(0.30)		(6.92)		(7.22)		0.00	53.88	11.50	487,188	0.51		1.11		4
2019	49.30	0.36	10.87	11.23	(0.38)		(5.29)		(5.67)		0.00	54.86	22.76	514,387	0.65		1.11		4
2018	58.85	0.34	(4.78)	(4.44)	(0.33)		(4.78)		(5.11)		0.00	49.30	(7.46)	498,494	0.57		1.10		2
2017	53.22	0.23	10.68	10.91	(0.25)		(5.03)		(5.28)		0.00	58.85	20.48	587,964	0.40		1.10		2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(d)	The Fund incurred interest expense. For the year ended December 31, 2020 , if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no impact on the expense ratios.

(e)	For the six months ended June 30, 2022, unaudited.

(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,764,336,336	—	$1,764,336,336
Closed-End Funds	1,236,793	$10,100	1,246,893
Preferred Stocks (a)	820,905	—	820,905
Convertible Preferred Stocks (a)	777,357	—	777,357
Warrants (a)	610	—	610
U.S. Government Obligations	—	16,228,847	16,228,847
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,767,172,001	$16,238,947	$1,783,410,948

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2022 or December 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2022, the Fund did not hold restricted securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and prior year long term capital gain reversal on real estate investment trusts. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$10,727,340
Net long term capital gains	203,458,859
Total distributions paid	$214,186,199

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$544,983,160	$1,272,769,472	$(34,341,684)	$1,238,427,788

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $54,437,066 and $178,916,405, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $7,614 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,203 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $14,518.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2022, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the ten days of borrowing in the six months ended June 30, 2022 was $12,571,400 with a weighted average interest rate of 1.35%. The maximum amount borrowed at any time during the six months ended June 30, 2022 was $24,271,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2022 and the year ended December 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	121,168	$6,681,089	397,517	$23,732,270
Shares issued upon reinvestment of distributions	—	—	2,298,562	134,603,794
Shares redeemed	(1,523,871)	(82,804,644)	(4,204,047)	(252,199,672)
Net decrease	(1,402,703)	$(76,123,555)	(1,507,968)	$(93,863,608)
Class A
Shares sold	32,949	$1,783,414	122,842	$7,186,619
Shares issued upon reinvestment of distributions	—	—	64,858	3,737,763
Shares redeemed	(99,511)	(5,202,196)	(117,170)	(6,977,662)
Net increase/(decrease)	(66,562)	$(3,418,782)	70,530	$3,946,720
Class C
Shares sold	2,564	$123,950	11,158	$550,666
Shares issued upon reinvestment of distributions	—	—	21,184	1,069,372
Shares redeemed	(48,970)	(2,338,066)	(259,691)	(13,542,527)
Net decrease	(46,406)	$(2,214,116)	(227,349)	$(11,922,489)
Class I
Shares sold	548,028	$29,786,614	1,682,941	$100,552,940
Shares issued upon reinvestment of distributions	—	—	889,384	51,897,337
Shares redeemed	(665,954)	(36,285,271)	(1,282,737)	(77,362,609)
Net increase/(decrease)	(117,926)	$(6,498,657)	1,289,588	$75,087,668

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 12, 2022, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of March 31, 2022) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the second quartile for the five year period and ten year period and the third for the one year period and the three year period as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year period, the fourth quintile for the three year and ten year periods, and the third quintile for the five year period. The Independent Board Members noted the Fund’s better longer-term performance record relative to these peer groups.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of sixteen other multi-cap core funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were the highest among the funds selected by Broadridge, that they were above average within the Adviser Peer Group, and that the Fund’s size was larger than, or comparable, to a majority of these peers. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Independent Board Members were presented with but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing, and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr.Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Kuni Nakamura
President,
Advanced Polymer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Plourde
Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q222SR

GABELLI FUNDS

THE GABELLI ASSET FUND

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.